Basic and diluted net income per share - Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Numerator:
Net (loss) income from continuing operations attributable to common shareholders of JOYY Inc. | $		$ 347,351	$ 119,465	$ (125,096)
Dilutive effect of convertible bonds | $		8,653	11,740
Numerator for diluted (loss) income per share from continuing operations | $		356,004	$ 131,205	(125,096)
Net income from discontinued operations attributable to common shareholders of JOYY Inc. | $		$ 0		35,567
Numerator for diluted income per share from discontinued operations | $				$ 35,567
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding | shares		1,308,695,642	1,439,390,191	1,562,016,001
Dilutive effect of convertible bonds | shares		141,564,583	193,704,343
Denominator for diluted calculation (in shares) | shares		1,462,976,544	1,645,448,440	1,562,016,001
Basic net income (loss)
Net income per share, Basic (per share)	[1]	$ 0.27	$ 0.08	$ (0.06)
Continued operations		0.27	0.08	(0.08)
Discontinued operations				0.02
Diluted net income (loss)
Diluted net income per share (per share)	[1]	0.24	0.08	(0.06)
Continued operations		$ 0.24	$ 0.08	(0.08)
Discontinued operations				0.02
Restricted shares
Denominator:
Dilutive effect of restricted stock | shares		8,025,901	7,524,041
Restricted share units
Denominator:
Dilutive effect of restricted share units | shares		4,690,418	4,829,865
ADSs [Member]
Basic net income (loss)
Net income per share, Basic (per share)	[1]	$ 5.31	$ 1.66	(1.14)
Continued operations	[1]	5.31	1.66	(1.60)
Discontinued operations	[1]			0.46
Diluted net income (loss)
Diluted net income per share (per share)	[1]	4.87	1.59	(1.14)
Continued operations	[1]	$ 4.87	$ 1.59	(1.60)
Discontinued operations	[1]			$ 0.46
Number of common shares represented by each ADS		20

[1]	Each ADS represents 20 common shares.